Deferred Revenue	12 Months Ended
Dec. 31, 2014
Revenue Recognition [Abstract]
DEFERRED REVENUE

NOTE 7 – DEFERRED REVENUE

The Company has several signed contracts with customers for the distribution or redemption of coupons, or other services, which include payment in advance. The payments are not recorded as revenue until the revenue is earned under its revenue recognition policy discussed in Note 1. Deferred revenue was $120,130 and $226,272 as of December 31, 2014 and 2013, respectively.